RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

25.	RELATED PARTY TRANSACTIONS

a) Transactions with Golar Partners and subsidiaries:

Income (expenses):

(in thousands of $)	2020	2019	2018
Management and administrative services revenue (i)	7,941	9,645	9,809
Ship management fees revenue (ii)	5,263	4,460	5,200
Interest income on short-term loan (iii)	(317)	(109)	—
Interest expense on deposits payable (iv)	—	—	(4,779)
Total	12,887	13,996	10,230

Receivables (payables): The balances with Golar Partners and subsidiaries as of December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	2020	2019
Balances due (to)/from Golar Partners and its subsidiaries (iii)	(1,133)	(2,708)
Methane Princess lease security deposit movements (v)	349	(2,253)
Total	(784)	(4,961)

(i) Management and administrative services revenue - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

(ii) Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

(iii) Interest income on short-term loan, balances due(to)/from Golar Partners and its subsidiaries - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees and expenses for management, advisory and administrative services, dividends in respect of the Hilli Common Units and other related party arrangements including the short term loan and Hilli disposal. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

During the year ended December 31, 2020, we loaned a total of $45.0 million with interest of LIBOR plus a margin of 5.0% to Golar Partners. The loan was fully repaid, including interest of $0.3 million during the year ended December 31, 2020.

In November 2019, we loaned $15.0 million to Golar Partners, with interest of LIBOR plus 5.0%. The loan was fully repaid, including interest of $0.1 million, in December 2019.

(iv) Interest expense on deposits payable

In May 2017, Golar Partners exercised the Tundra Put Right which required us to repurchase Tundra Corp at a price equal to the original purchase price of $107.2 million (the "Deferred Purchase Price") plus an additional amount equal to 5% per annum of the Deferred Purchase Price (the "Additional Amount"). In August 2017, we entered into the Hilli Sale Agreement with Golar Partners for the Hilli Disposal, from the Sellers of the Hilli Common Units in Hilli LLC. Concurrent with the execution of the Hilli Sale Agreement, we received a further $70 million deposit from Golar Partners, upon which we paid interest at a rate of 5% per annum. We have accounted for $4.8 million as interest expense for the year ended December 31, 2018. The Deferred Purchase Price, the Additional Amount and the deposit received were applied to the net sale price of the Hilli Disposal on July 12, 2018.

(v) Methane Princess lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to a lease for the Methane Princess. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess lease.

Other transactions:

Golar Partners distributions to us - Golar Partners has declared and paid quarterly distributions totaling $10.5 million, $36.8 million, and $48.4 million to us for each of the years ended December 31, 2020, 2019 and 2018, respectively.

During the years ended December 31, 2020, 2019 and 2018, Hilli LLC declared quarterly distributions totaling $19.4 million $17.5 million and $5.6 million, respectively, in respect of the Hilli Common Units owned by Golar Partners. As of December 31, 2020, 2019 and 2018, we have a dividend payable of $nil $4.5 million and $3.6 million, respectively, to Golar Partners.
Indemnifications and guarantees:

a) Tax lease indemnifications: Under the Omnibus Agreement, we have agreed to indemnify Golar Partners in the event of any tax liabilities in excess of scheduled or final settlement amounts arising from the Methane Princess leasing arrangement and the termination thereof. As of December 31, 2020, the lessor of the Methane Princess has a second priority security interest in the Methane Princess, the Golar Spirit, the Golar Grand and the Golar Tundra.

In addition, to the extent Golar Partners incurs any liabilities as a consequence of a successful challenge by the UK Tax Authorities with regard to the initial tax basis of the transactions relating to any of the UK tax leases or in relation to the lease restructuring terminations in 2010, we have agreed to indemnify Golar Partners (note 26).

The maximum possible amount in respect of the tax lease indemnification is not known as the determination of this amount is dependent on our intention of terminating this lease and the various market factors present at the point of termination. As of December 31, 2020 and 2019 we recognized a liability of $11.5 million in respect of the tax lease indemnification to Golar Partners representing the fair value at deconsolidation in December 2012.

b) Performance guarantees: We issued performance guarantees to third party charterers in connection with the Time Charter Party agreements entered into with the vessel operating entities who are now subsidiaries of Golar Partners. These performance guarantees relate to the Methane Princess, Golar Winter, Eskimo and NR Satu. The maximum potential exposure in respect of the performance guarantees issued by the Company is not known as these matters cannot be absolutely determined. The likelihood of triggering the performance guarantees is remote based on the past performance of both our and Golar Partners' combined fleets.

c) Golar Tundra financing related guarantees: In November 2015, we sold the Golar Tundra to a subsidiary of CMBL (note 5) and subsequently leased back the vessel under a bareboat charter (the “Tundra Lease”). In connection with the Tundra Lease, we are a party to a guarantee in favor of Tundra SPV, pursuant to which, in the event that Tundra Corp (our subsidiary) is in default of its obligations under the Tundra Lease, we, as the primary guarantor, will settle any liabilities due within five business days. In addition, Golar Partners has also provided a further guarantee, pursuant to which, in the event we are unable to satisfy our obligations as the primary guarantor, Tundra SPV may recover this from Golar Partners, as the deficiency guarantor. Under a separate side agreement, we have agreed to indemnify Golar Partners for any costs incurred in its capacity as the deficiency guarantor.

d) Hilli guarantees (in connection with the Hilli Disposal)

(i) Debt

In connection with the closing of the Hilli Disposal, Golar Partners agreed to provide a several guarantee (the “Partnership Guarantee”) of 50% of the outstanding principal and interest amounts payable by Hilli Corp under the Hilli Facility (note 18) pursuant to a Deed of Amendment, Restatement and Accession relating to a guarantee between us, Fortune and Golar Partners (note 5).

(ii) Letter of credit

On November 28, 2018, Golar Partners entered into an agreement to guarantee (the “LOC Guarantee”) the letter of credit issued by a financial institution in the event of Hilli Corp’s underperformance or non-performance under the LTA. Under the LOC Guarantee, Golar Partners are severally liable for any outstanding amounts that are payable, based on the percentage ownership that we hold in Golar Partners, multiplied by Golar Partners percentage ownership in Hilli Common Units.

(iii) Cost indemnification: We (as one of the Sellers) have agreed to indemnify Golar Partners for certain costs incurred in Hilli operations until August 14, 2025, when these costs exceed a contractual ceiling, capped at $20 million. Costs indemnified include vessel operating expenses, taxes, maintenance expenses, employee compensation and benefits, and capital expenditures. Included within the Hilli distributions for the year ended December 31, 2020 and 2019 is $0.4 million and $2.2 million of reimbursements from us for vessel operating expenses.
Omnibus Agreement

In connection with the IPO of Golar Partners, we entered into an Omnibus Agreement with Golar Partners governing, among other things, when we and Golar Partners may compete against each other as well as rights of first offer on certain FSRUs and LNG carriers. Under the Omnibus Agreement, Golar Partners and its subsidiaries agreed to grant a right of first offer on any proposed sale, transfer or other disposition of any vessel it may own. Likewise, we agreed to grant a similar right of first offer to Golar Partners for any vessel under a charter for five or more years that we may own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any current or future charter or other agreement with a charter party or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party. In addition, the Omnibus Agreement provides for certain indemnities to Golar Partners in connection with the assets transferred from us.

b) Transactions with Hygo and affiliates:

Net revenues: The transactions with Hygo and its affiliates for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(in thousands of $)	2020	2019	2018
Management and administrative services revenue	5,281	5,904	6,167
Ship management fees income	1,780	1,210	1,400
Debt guarantee compensation (i)	3,826	693	861
Other (ii)	—	(2)	(247)
Total	10,887	7,805	8,181

Payables: The balances with Hygo and its affiliates as of December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	2020	2019
Balances due to Hygo and affiliates (ii)	(11,222)	(6,829)

(i) Debt guarantee compensation - In connection with the closing of the Hygo and Stonepeak transaction, Hygo entered into agreements to compensate Golar in relation to certain debt guarantees (as further described under the subheading "Guarantees and other") relating to Hygo and subsidiaries. The compensation amounted to $3.8 million and $0.7 million income for the year ended December 31, 2020 and 2019 respectively.

(ii) Balances due to Hygo and affiliates - Receivables and payables with Hygo and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Hygo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. In December 2019, we loaned $7.0 million to Hygo, with interest of LIBOR plus 5.0%. The loan was fully repaid, including interest, in December 2019.

Guarantees:

a) Debt guarantees - As described in (i) above, we receive compensation from Hygo in relation to our provision of guarantees on certain of its long term debt. In January 2020, the Golar Celsius was refinanced and we provided a debt guarantee to third party bank in respect of the secured debt facility maturing on March 2027. We have also agreed to provide a debt guarantee on the Golar Nanook to third party bank in respect of the secured debt facility maturing on September 2030. In December 2019, the Golar Penguin was refinanced, with a cross-default provision on the Golar Crystal. A cross-default provision means that if we or Hygo default on one loan or lease, we would then default on our other loans containing such cross-default provision. These debt facilities are secured against specific vessels. The liability which is recorded in “Other current liabilities” and “Other non-current liabilities” is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items". As of December 31, 2020 and 2019, we have guaranteed $422.3 million and $396.6 million, respectively of Hygo's gross long-term debt obligations.

Other transactions:

Net Cool Pool expenses/income - Net expenses/income relating to the other pool participants are presented in our consolidated Statement of Operation in the line item “Voyage, charter hire and commission expenses” for the year ended December 31, 2020 and 2019 amounted to $2.1 million of net expenses and $1.6 million of net income, respectively.
c) Transactions with OneLNG and subsidiaries:

Net revenues: The transactions with OneLNG and its subsidiaries for the year ended December 31, 2020, 2019 and 2018 consisted of the following:

(in thousands of $)	2020	2019	2018
Management and administrative services revenue	—	—	1,399

Receivables: The balances with OneLNG and its subsidiaries as of December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	2020	2019
Balances due from OneLNG (i)	64	707

(i) Balances due from OneLNG - Receivables with One LNG and its subsidiaries comprise primarily of unpaid management fees, advisory, administrative services and payment on behalf of a related party. Balances due from OneLNG are unsecured and interest free.

Subsequent to the decision to dissolve OneLNG, we have written off $nil and $3.0 million of the trading balance with OneLNG for the years ended December 31, 2020 and 2019, respectively, to 'Other operating income' in our consolidated statements of operations as we deem it to be no longer recoverable. During the year ended December 31, 2020 and 2019, we received $0.6 million and $4.5 million from OneLNG.

d) Transaction with other related parties:

Net revenues/(expenses): The transactions with other related parties for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(in thousands of $)	2020	2019	2018
The Cool Pool (i)	—	39,666	151,152
Magni Partners (ii)	(606)	(858)	(375)
Borr Drilling (iii)	384	542	—
2020 Bulkers (iv)	45	265	—
Avenir LNG (v)	980	—	—
Total	803	39,615	150,777

Receivables: The balances with other related parties as of December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	2020	2019
Magni Partners (ii)	81	88
Borr Drilling (iii)	936	542
2020 Bulkers (iv)	51	265
Avenir LNG (v)	980	—
Total	2,048	895

(i) The Cool Pool - On July 8, 2019 GasLog's vessel charter contracts had concluded and withdrew their participation from the Cool Pool. Following Gaslog's departure, we assumed sole responsibility for the management of the Cool Pool and consolidate the Cool Pool. From the point of consolidation, the Cool Pool ceased to be a related party.
The table below summarizes our net earnings (impacting each line item in our consolidated statement of operation) generated from our participation in the Cool Pool:

(in thousands of $)	2019	2018
Time and voyage charter revenues	43,332	177,139
Time charter revenues - collaborative arrangement	23,359	73,931
Voyage, charterhire expenses and commission expenses	(8,092)	(16,717)
Voyage, charterhire and commission expenses - collaborative arrangement	(18,933)	(83,201)
Net income from the Cool Pool	39,666	151,152

(ii) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited, a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

(iii) Borr Drilling - Tor Olav Trøim is the founder, and director of Borr Drilling, a Bermuda company listed on the Oslo and NASDAQ stock exchanges. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

(iv) 2020 Bulkers - 2020 Bulkers is a related party by virtue of common directorships. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

(v) Avenir LNG - Avenir LNG entered into an agreement to compensate Golar in relation to the provision of certain debt guarantees issued to third party banks. Receivables comprise primarily of debt guarantee compensation to Golar.